Risk Administration (Details) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other financial liabilities no derivative		$ 417,065,011	$ 379,666,981
Hedgin derivative		1,140,278	6,680,971
Total		418,205,289	386,347,952
Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		150,352,770	125,985,265
Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		210,165,178	211,846,541
Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		43,256,309
Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		43,256,309	27,867,180
Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		13,290,754	13,967,995
Derivative financial instruments [Member]
Statement [Line Items]
Hedgin derivative		240,394	4,997,124
Derivative hedge liabilities [Member]
Statement [Line Items]
Hedgin derivative		899,884	1,683,847
0 to 3 months
Statement [Line Items]
Other financial liabilities no derivative		27,317,803	6,763,027
Hedgin derivative		690,229	5,636,156
Total		28,008,032	12,399,183
0 to 3 months | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		20,991,920	4,171,430
0 to 3 months | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		4,932,819	2,349,873
0 to 3 months | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		1,393,064
0 to 3 months | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		1,393,064	241,724
0 to 3 months | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
0 to 3 months | Derivative financial instruments [Member]
Statement [Line Items]
Hedgin derivative		229,726	4,997,124
0 to 3 months | Derivative hedge liabilities [Member]
Statement [Line Items]
Hedgin derivative		460,503	639,032
3 months to 1 year
Statement [Line Items]
Other financial liabilities no derivative		56,384,332	57,566,454
Hedgin derivative		450,049	620,516
Total		56,834,381	58,186,970
3 months to 1 year | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		33,633,237	38,017,422
3 months to 1 year | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		4,878,698	4,855,854
3 months to 1 year | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		4,581,643
3 months to 1 year | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		4,581,643	725,183
3 months to 1 year | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		13,290,754	13,967,995
3 months to 1 year | Derivative financial instruments [Member]
Statement [Line Items]
Hedgin derivative		10,668	0
3 months to 1 year | Derivative hedge liabilities [Member]
Statement [Line Items]
Hedgin derivative		439,381	620,516
Over 1 year to 3 years
Statement [Line Items]
Other financial liabilities no derivative		109,989,926	41,383,084
Hedgin derivative		0	424,299
Total		109,989,926	41,807,383
Over 1 year to 3 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		84,363,883	20,574,967
Over 1 year to 3 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		18,973,584	18,896,434
Over 1 year to 3 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		6,652,459
Over 1 year to 3 years | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		6,652,459	1,911,683
Over 1 year to 3 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
Over 1 year to 3 years | Derivative financial instruments [Member]
Statement [Line Items]
Hedgin derivative		0	0
Over 1 year to 3 years | Derivative hedge liabilities [Member]
Statement [Line Items]
Hedgin derivative		0	424,299
Over 3 years to 5 years
Statement [Line Items]
Other financial liabilities no derivative		32,554,045	79,802,868
Hedgin derivative		0	0
Total		32,554,045	79,802,868
Over 3 years to 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		10,396,997	59,839,650
Over 3 years to 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		18,107,650	18,053,262
Over 3 years to 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		4,049,398
Over 3 years to 5 years | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		4,049,398	1,909,956
Over 3 years to 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
Over 3 years to 5 years | Derivative financial instruments [Member]
Statement [Line Items]
Hedgin derivative		0	0
Over 3 years to 5 years | Derivative hedge liabilities [Member]
Statement [Line Items]
Hedgin derivative		0	0
Over 5 years
Statement [Line Items]
Other financial liabilities no derivative		190,818,905	194,151,548
Hedgin derivative		0	0
Total		190,818,905	194,151,548
Over 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative		966,733	3,381,796
Over 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative		163,272,427	167,691,118
Over 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative		26,579,745
Over 5 years | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		26,579,745	23,078,634
Over 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative		0	0
Over 5 years | Derivative financial instruments [Member]
Statement [Line Items]
Hedgin derivative		0	0
Over 5 years | Derivative hedge liabilities [Member]
Statement [Line Items]
Hedgin derivative		0	0
Book value
Statement [Line Items]
Other financial liabilities no derivative	[1]	329,109,316	284,603,589
Hedgin derivative	[1]	1,045,700	6,348,654
Total	[1]	330,155,016	290,952,243
Book value | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	142,196,520	113,360,982
Book value | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	140,551,686	139,362,478
Book value | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	33,070,356
Book value | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		33,070,356	17,912,134	[1]
Book value | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	[1]	13,290,754	13,967,995
Book value | Derivative financial instruments [Member]
Statement [Line Items]
Hedgin derivative	[1]	240,394	4,997,124
Book value | Derivative hedge liabilities [Member]
Statement [Line Items]
Hedgin derivative	[1]	805,306	1,351,530
Book value | 0 to 3 months | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		1,240,767	90,516
Book value | 3 months to 1 year | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		3,616,330	275,456
Book value | Over 1 year to 3 years | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		5,489,863	749,483
Book value | Over 3 years to 5 years | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		2,942,996	801,372
Book value | Over 5 years | Financial leases obligations [Member]
Statement [Line Items]
Other financial liabilities no derivative		$ 19,780,400	$ 15,995,307

[1]	View current and non-current book value in Note 7 – Financial Instruments.